Trade and Other Payables (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Disclosure of Trade and Other Payables [Line Items]
Trade payables	$ 812,895	$ 562,749
Accruals	3,418	9,895
Other payables	38,123	25,143
Trade and other payables	$ 854,436	$ 597,787